Other Non-financial Assets and Liabilities - Other non-financial liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 45,508,383	$ 71,308,982
Other non-current non-financial liabilities	1,302,759	226,653
VAT and Other Taxes due
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	31,616,664	56,341,865
Reimbursable financial contributions
Disclosure Of Financial Liabilities [Line Items]
Other non-current non-financial liabilities	1,302,759	226,653
Splices
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	9,283,177	10,456,081
Transfer of networks
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	2,845,708	1,786,635
Products and services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	1,088,498	1,502,411
Other
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 674,336	$ 1,221,990